14. FINANCIAL INSTRUMENTS (Details 13) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Other income and expenses	R$ (5,224,682)	R$ (4,631,236)	R$ 83,332
Other comprehensive income	(3,154,442)	105,537	R$ (2,713,844)
Exchange variation	3,336
Foreign exchange risk [member]
Disclosure of detailed information about financial instruments [line items]
Appreciation asset position	501,066
Appreciation liability position	(606,430)
Fair value market amoount receivable / payable	(105,364)
Other income and expenses	(283,149)
Other comprehensive income	(825)
Exchange variation	R$ (16,504)
Foreign exchange risk [member] | 09/02/2020 (settled) [member]
Disclosure of detailed information about financial instruments [line items]
Notional	Platts
Other income and expenses	R$ (31,678)
Exchange variation	R$ (136)
Foreign exchange risk [member] | 10/02/2020 (settled) [member]
Disclosure of detailed information about financial instruments [line items]
Notional	Platts
Other income and expenses	R$ (132,997)
Exchange variation	R$ (9,051)
Foreign exchange risk [member] | 11/04/2020 (settled) [member]
Disclosure of detailed information about financial instruments [line items]
Notional	Platts
Other income and expenses	R$ (85,164)
Exchange variation	R$ (7,301)
Foreign exchange risk [member] | 12/02/2020 (settled) [member]
Disclosure of detailed information about financial instruments [line items]
Notional	Platts
Other income and expenses	R$ (33,310)
Exchange variation	R$ 52
Foreign exchange risk [member] | 2/2/2021 [member]
Disclosure of detailed information about financial instruments [line items]
Notional	Platts
Appreciation asset position	R$ 486,852
Appreciation liability position	(493,925)
Fair value market amoount receivable / payable	(7,073)
Other comprehensive income	(6,888)
Exchange variation	R$ (185)
Foreign exchange risk [member] | Between one and five years [member]
Disclosure of detailed information about financial instruments [line items]
Notional	Platts
Appreciation asset position	R$ 527,684
Appreciation liability position	(521,504)
Fair value market amoount receivable / payable	6,180
Other comprehensive income	6,063
Exchange variation	R$ 117